S000011497 [Member] Annual Fund Operating Expenses - CAUSEWAY INTERNATIONAL VALUE FUND	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
CAUSEWAY INTERNATIONAL VALUE FUND - INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.10%
CAUSEWAY INTERNATIONAL VALUE FUND - INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.85%

[1]
Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.85% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2027 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.